Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information regarding the relationship between executive “compensation actually paid” (as defined by SEC rules) and certain aspects of our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our NEOs, we are required to include various adjustments to amounts that have been reported in the Summary Compensation Table for 2023 and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. The table below summarizes compensation values both reported in our Summary Compensation Table for 2023 and in previous years, as well as the adjusted values required in this section for the 2020, 2021, 2022 and 2023 calendar years.

					Value of Initial Fixed $100 Investment Based on:

Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Total Shareholder Return (3)	Peer Group Total Shareholder Return (4)	Net Income ($ millions) (5)	Operating Margin, as Adjusted (6)
2023	$26,939,474	$26,855,065	$15,627,388	$20,027,946	$178.70	$168.44	$5,502	41.7%
2022	$32,726,109	($5,793,787)	$13,782,910	($12,461,284)	$151.62	$128.15	$5,178	42.8%
2021	$32,587,335	$65,321,174	$14,814,344	$39,235,001	$190.47	$171.06	$5,901	46.8%
2020	$27,356,432	$56,852,871	$12,121,020	$36,172,170	$147.21	$115.88	$4,932	46.0%

(1)
Reflects compensation amounts reported in the Summary Compensation Table for Mr. Fink, who served as our CEO for the respective years shown. Reflects average compensation amounts reported in the Summary Compensation Table for the following non-CEO
NEOs for the fiscal years noted below:

•	2023: Messrs. Kapito, Goldstein, Wiedman, Small and Shedlin.

•	2022: Messrs. Kapito, Goldstein, Kushel and Shedlin.

•	2021: Messrs. Kapito, Goldstein, Kushel and Shedlin.

•	2020: Messrs. Kapito, Goldstein, Shedlin and Wiedman.

(2)
Dollar amounts reflect “compensation actually paid” for our CEO and average “compensation actually paid” for our non-CEO
NEOs for each of the 2023, 2022, 2021 and 2020 fiscal years. In determining the “compensation actually paid” to our NEOs, we are required by SEC rules to include various adjustments to amounts that have been reported in the Summary Compensation Table for 2023 and in previous years, as the SEC’s valuation methods for this section differ from those required in the Summary Compensation Table. Because none of our NEOs participated in any Company-sponsored defined benefit pension program in the covered years, we have not included any adjustments with respect to service cost or prior service cost for any pension plans. These amounts do not reflect the year-end
executive pay decisions made by the MDCC as detailed in the “
NEO Total Annual Compensation Summary
” on page 58. For information regarding the decisions made by our MDCC in regard to our NEO’s compensation for each fiscal year, please see the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above, including the discussion beginning on page 54 of this Proxy Statement.
CEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	2020	2021	2022	2023
CEO	Mr. Fink	Mr. Fink	Mr. Fink	Mr. Fink
Summary Compensation Table Total Compensation ($)	27,356,432	32,587,335	32,726,109	26,939,474
Less: Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(15,999,930)	(18,849,371)	(23,250,554)	(16,449,974)
Plus: Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	23,542,782	29,527,964	10,821,969	15,241,152
Plus/Less: Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	19,210,242	20,751,886	(22,966,972)	(1,211,612)
Plus/Less: Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	1,149,414	(635,548)	(4,072,502)	1,577,082
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—	—	—	—
Less: Fair Value of Equity Awards Forfeited during the Covered Year ($)	—	—	—	—
Plus: Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation ($)	1,593,931	1,938,907	948,163	758,942
Compensation Actually Paid to CEO ($)	56,852,871	65,321,174	(5,793,787)	26,855,065
Average
Non-CEO
NEO Summary Compensation Table Total Compensation to Average Compensation Actually Paid Reconciliation

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See note (1) above for NEO details
Average Summary Compensation Table Total Compensation ($)	12,121,020	14,814,344	13,782,910	15,627,388
Less: Average Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(7,137,300)	(8,646,287)	(10,018,757)	(11,741,131)
Plus: Average Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	10,462,842	13,191,839	5,372,696	14,044,991
Plus/Less: Average Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	19,724,323	19,333,261	(16,643,676)	950,007
Plus/Less: Average Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	402,384	(231,411)	(5,388,671)	835,730
Plus: Average Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—	—	—	—
Less: Average Fair Value of Equity Awards Forfeited during the Covered Year ($)	—	—	—	—
Plus: Average Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Average Summary Compensation Table Total Compensation ($)	598,901	773,255	434,214	310,960
Average Compensation Actually Paid to Non-CEO NEOs ($)	36,172,170	39,235,001	(12,461,284)	20,027,946
Equity Award Valuation Assumptions: BPIP award grant date fair values are calculated using the stock price as of the grant date assuming target performance. Adjustments to these values have been made using the stock price and projected vesting assumptions as of each subsequent measurement date, assuming actual performance relative to the applicable performance targets through the applicable measurement date and target performance for years in the performance period beyond the applicable measurement date
(based on the award determination matrix for the BPIP award granted in the January following the applicable measurement date). RSU values represent fair values which are calculated using the stock price as of each measurement date. Stock options represent performance-based option awards with vesting contingent on the NEOs’ continued service and BlackRock’s achievement of a stock price hurdle and positive Organic Revenue growth. Stock option fair values for measurement dates prior to when the price hurdle was achieved are calculated by a Monte Carlo simulation model with an embedded binomial lattice model, which accounts for the risk of non-achievement.
For stock option fair values occurring after the achievement of the price hurdle, the values are calculated by a binomial lattice model only. The stock option binomial lattice modelling uses a consistent set of valuation inputs (including BlackRock stock price, volatility, and dividend rates, market risk free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable.

(3)
Represents the cumulative total shareholder return
(“TSR”)

o
f BlackRock for the periods ending on December 31, 2023, 2022, 2021 and 2020, respectively, based on an initial fixed investment of $100 in BlackRock common stock on December 31, 2019. For 2023, represents the four-year TSR (2020-2023), for 2022, represents the three-year
TSR (2020-2022), for 2021, represents the two-year TSR (2020-2021) and for 2020 represents the one-year
TSR (2020).

(4)
Represents the cumulative TSR of the S&P U.S. BMI Asset Management & Custody Banks Index (as reported in BlackRock’s Annual Report on Form
10-K)
for each of the periods ending on December 31, 2023, 2022, 2021 and 2020, respectively, based on an initial fixed investment of $100 in BlackRock common stock on December 31, 2019. For 2023, represents the four-year TSR (2020-2023), for 2022, represents the three-year TSR (2020-2022), for 2021, represents the two-year TSR (2020-2021) and for 2020 represents the one-year TSR (2020).

(5)
Reflects
n
et income attributable to BlackRock, Inc. in the Company’s Consolidated Statements of Income included in BlackRock’s Annual Reports on Form
10-K
for each of the fiscal years ended December 31, 2023, 2022, 2021 and 2020, respectively.

(6)
BlackRock’s Company-Selected Measure is Operating Margin, as adjusted. For reconciliation with GAAP for 2021-2023, please see Annex A. For a reconciliation with GAAP for 2020, please see page 37 of BlackRock’s Annual Report on Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Operating Margin, as adjusted
Named Executive Officers, Footnote	2023: Messrs. Kapito, Goldstein, Wiedman, Small and Shedlin.	2022: Messrs. Kapito, Goldstein, Kushel and Shedlin.	2021: Messrs. Kapito, Goldstein, Kushel and Shedlin.	2020: Messrs. Kapito, Goldstein, Shedlin and Wiedman.
Peer Group Issuers, Footnote	Represents the cumulative TSR of the S&P U.S. BMI Asset Management & Custody Banks Index (as reported in BlackRock’s Annual Report on Form
10-K)
	for each of the periods ending on December 31, 2023, 2022, 2021 and 2020, respectively, based on an initial fixed investment of $100 in BlackRock common stock on December 31, 2019. For 2023, represents the four-year TSR (2020-2023), for 2022, represents the three-year TSR (2020-2022), for 2021, represents the two-year TSR (2020-2021) and for 2020 represents the one-year TSR (2020).
PEO Total Compensation Amount	$ 26,939,474	$ 32,726,109	$ 32,587,335	$ 27,356,432
PEO Actually Paid Compensation Amount	$ 26,855,065	(5,793,787)	65,321,174	56,852,871
Adjustment To PEO Compensation, Footnote
CEO Summary Compensation Table Total Compensation to Compensation Actually Paid Reconciliation

Year	2020	2021	2022	2023
CEO	Mr. Fink	Mr. Fink	Mr. Fink	Mr. Fink
Summary Compensation Table Total Compensation ($)	27,356,432	32,587,335	32,726,109	26,939,474
Less: Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(15,999,930)	(18,849,371)	(23,250,554)	(16,449,974)
Plus: Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	23,542,782	29,527,964	10,821,969	15,241,152
Plus/Less: Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	19,210,242	20,751,886	(22,966,972)	(1,211,612)
Plus/Less: Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	1,149,414	(635,548)	(4,072,502)	1,577,082
Plus: Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—	—	—	—
Less: Fair Value of Equity Awards Forfeited during the Covered Year ($)	—	—	—	—
Plus: Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation ($)	1,593,931	1,938,907	948,163	758,942
Compensation Actually Paid to CEO ($)	56,852,871	65,321,174	(5,793,787)	26,855,065

Non-PEO NEO Average Total Compensation Amount	$ 15,627,388	13,782,910	14,814,344	12,121,020
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,027,946	(12,461,284)	39,235,001	36,172,170
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-CEO
NEO Summary Compensation Table Total Compensation to Average Compensation Actually Paid Reconciliation

Year	2020 Average	2021 Average	2022 Average	2023 Average
Non-CEO NEOs	See note (1) above for NEO details
Average Summary Compensation Table Total Compensation ($)	12,121,020	14,814,344	13,782,910	15,627,388
Less: Average Equity Award Values Reported in Summary Compensation Table for the Covered Year ($)	(7,137,300)	(8,646,287)	(10,018,757)	(11,741,131)
Plus: Average Year-End Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year ($)	10,462,842	13,191,839	5,372,696	14,044,991
Plus/Less: Average Change in Fair Value as of Year-End of Outstanding Unvested Equity Awards from Prior Years ($)	19,724,323	19,333,261	(16,643,676)	950,007
Plus/Less: Average Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year ($)	402,384	(231,411)	(5,388,671)	835,730
Plus: Average Fair Value as of the Vesting Date of Equity Awards Granted and Vested in the Same Covered Year ($)	—	—	—	—
Less: Average Fair Value of Equity Awards Forfeited during the Covered Year ($)	—	—	—	—
Plus: Average Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Average Summary Compensation Table Total Compensation ($)	598,901	773,255	434,214	310,960
Average Compensation Actually Paid to Non-CEO NEOs ($)	36,172,170	39,235,001	(12,461,284)	20,027,946

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows that the “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2020, 2021, 2022 and 2023 fiscal years align to trends with BlackRock’s and our peer group’s (S&P U.S. BMI Asset Management & Custody Banks Index) TSR over the same period. BlackRock maintained a relatively consistent TSR premium relative to our peer group.
Compensation Actually Paid vs. TSR

Compensation Actually Paid vs. Net Income
The following chart shows that the “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2020, 2021, 2022 and 2023 fiscal years align to trends in
n
et
i
ncome attributable to BlackRock, Inc. over the same period.
Compensation Actually Paid vs. Net Income
(1)

Compensation Actually Paid vs. Company Selected Measure
The following chart shows that “compensation actually paid” to our CEO and average “
compensation
actually
paid
” to our other NEOs for each of the 2020, 2021, 2022 and 2023 fiscal years align to trends with BlackRock’s Operating
Margin
, as adjusted, over the same period.
Compensation Actually Paid vs. Operating Margin, as adjusted
(2)

Total Shareholder Return Vs Peer Group
The following chart shows that the “compensation actually paid” to our CEO and average “compensation actually paid” to our other NEOs for each of the 2020, 2021, 2022 and 2023 fiscal years align to trends with BlackRock’s and our peer group’s (S&P U.S. BMI Asset Management & Custody Banks Index) TSR over the same period. BlackRock maintained a relatively consistent TSR premium relative to our peer group.
Compensation Actually Paid vs. TSR

Tabular List, Table
List of Most Important Measures
The following table presents the most important financial performance measures that we use to link “compensation actually paid” (as defined by SEC rules) to our NEOs for 2023 to our performance. Performance outcomes for each measure are generally assessed in the context of external market conditions, and may be considered relative to industry performance or over variable time horizons. These measures are not ranked.

Measure
Operating Margin, as adjusted (1)
Operating Income, as adjusted (1)
Net New Base Fee Growth
Net New Business
Organic Revenue Growth (2)
Diluted EPS, as adjusted (1)
Total Shareholder Return (3)

(1)	For reconciliation with GAAP, please see Annex A.
(2)
Organic Revenue growth is a measure of the estimated annual revenue impact of BlackRock’s total net new business in a given year, including net new technology services revenue, excluding the effect of market appreciation/(depreciation) and foreign exchange. Organic Revenue is not directly correlated with the actual revenue earned in a given year.

(3)
We assess performance based in part on BlackRock’s
1-year,
3-year
and
5-year
Total Shareholder Return. Total Shareholder Return is defined as the change in stock price plus reinvested dividends, measured through December 31, 2023, then annualized.

Total Shareholder Return Amount	$ 178.7	151.62	190.47	147.21
Peer Group Total Shareholder Return Amount	168.44	128.15	171.06	115.88
Net Income (Loss)	$ 5,502,000,000	$ 5,178,000,000	$ 5,901,000,000	$ 4,932,000,000
Company Selected Measure Amount	0.417	0.428	0.468	0.46
PEO Name	Mr. Fink
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Margin, as adjusted
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income, as adjusted
Measure:: 3
Pay vs Performance Disclosure
Name	Net New Base Fee Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Business
Measure:: 5
Pay vs Performance Disclosure
Name	Organic Revenue Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Diluted EPS, as adjusted
Measure:: 7
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,449,974)	$ (23,250,554)	$ (18,849,371)	$ (15,999,930)
PEO | YearEnd Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,241,152	10,821,969	29,527,964	23,542,782
PEO | Change in Fair Value as of YearEnd of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,211,612)	(22,966,972)	20,751,886	19,210,242
PEO | Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,577,082	(4,072,502)	(635,548)	1,149,414
PEO | Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	758,942	948,163	1,938,907	1,593,931
Non-PEO NEO | Equity Award Values Reported in Summary Compensation Table for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,741,131)	(10,018,757)	(8,646,287)	(7,137,300)
Non-PEO NEO | YearEnd Fair Value for Outstanding Unvested Equity Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,044,991	5,372,696	13,191,839	10,462,842
Non-PEO NEO | Change in Fair Value as of YearEnd of Outstanding Unvested Equity Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	950,007	(16,643,676)	19,333,261	19,724,323
Non-PEO NEO | Change in Fair Value as of the Vesting Date of Equity Awards from Prior Years that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	835,730	(5,388,671)	(231,411)	402,384
Non-PEO NEO | Value of Dividends Accrued on Equity Awards in the Covered Year not Otherwise Reflected in the Summary Compensation Table Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 310,960	$ 434,214	$ 773,255	$ 598,901